4. RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Notes Payable, Related Parties, Noncurrent	$ 138,000	$ 0	$ 0